Risk Management Section - Gross Carrying amount per IFRS 9 stage and rating class (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Financial assets	€ 971,591	€ 878,985
-Loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	939,852	869,284	€ 846,244
-Loans [member] | Gross carrying amount [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	863,599	817,247	788,537
-Loans [member] | Gross carrying amount [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	13,476	10,955	10,758
-Loans [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	62,777	41,082	46,949
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Financial assets	939,852	869,284
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	863,599	817,247
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	13,476	10,955
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	62,777
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Financial assets	125,873	75,144
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	125,600	75,144
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	273
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
Financial assets	103,905	83,020
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	103,608	82,992
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	297	28
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
Financial assets	136,168	132,204
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 5-7 (A) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	134,992	131,931
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 5-7 (A) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,177	273
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
Financial assets	303,844	300,354
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 8-10 (BBB) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	296,019	295,449
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 8-10 (BBB) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	7,825	4,905
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
Financial assets	189,260	202,568
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 11-13 (BB) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	171,411	194,643
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 11-13 (BB) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	17,849	7,925
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
Financial assets	54,936	55,099
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 14-16 (B) [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	30,548	36,683
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 14-16 (B) [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	24,388	18,416
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Financial assets	6,097	4,472
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,421	405
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,676	4,067
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,055	3,253
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 18 (CC) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	4,055	3,253
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,238	2,216
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 19 (C) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	2,238	2,216
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	13,476	10,955
-Loans [member] | Gross carrying amount [member] | In accordance with IFRS 9 [member] | 20-22 (D) | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	13,476	10,955
-Loans [member] | Provisions [member]
Disclosure of credit risk exposure [line items]
Financial assets	6,112	4,646	4,568
-Loans [member] | Provisions [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	717	490	501
-Loans [member] | Provisions [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,983	3,275	3,141
-Loans [member] | Provisions [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,412	881	€ 925
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Financial assets	6,112	4,646
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	717	490
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,984	3,275
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	1,412
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member]
Disclosure of credit risk exposure [line items]
Financial assets	5	1
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 1 (AAA) [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	5	1
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member]
Disclosure of credit risk exposure [line items]
Financial assets	5	3
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 2-4 (AA) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	5	3
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 5-7 (A) [member]
Disclosure of credit risk exposure [line items]
Financial assets	24	11
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 5-7 (A) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	23	11
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 5-7 (A) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	1
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 8-10 (BBB) [member]
Disclosure of credit risk exposure [line items]
Financial assets	104	61
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 8-10 (BBB) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	90	55
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 8-10 (BBB) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	14	6
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 11-13 (BB) [member]
Disclosure of credit risk exposure [line items]
Financial assets	334	263
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 11-13 (BB) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	215	209
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 11-13 (BB) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	119	54
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 14-16 (B) [Member]
Disclosure of credit risk exposure [line items]
Financial assets	706	569
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 14-16 (B) [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	210	202
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 14-16 (B) [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	496	367
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member]
Disclosure of credit risk exposure [line items]
Financial assets	605	153
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	169	7
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 17 (CCC) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	436	146
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 18 (CC) [member]
Disclosure of credit risk exposure [line items]
Financial assets	200	160
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 18 (CC) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	200	160
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 19 (C) [member]
Disclosure of credit risk exposure [line items]
Financial assets	145	148
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 19 (C) [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	145	148
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	3,984	3,275
-Loans [member] | Provisions [member] | In accordance with IFRS 9 [member] | 20-22 (D) | Credit impaired [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Financial assets	€ 3,984	€ 3,275